Prospectus Supplement dated November 20, 2020
Prospectus Form Number and Date
Product Name	National	New York
RiverSource ® Retirement Advisor Variable Annuity	S-6467 CG (5/20) / May 1, 2020	S-6471 R (4/13) / April 29, 2013
RiverSource ® Retirement Advisor Variable Annuity – Band 3	S-6477 N (5/09) / May 1, 2009
RiverSource ® Variable Universal Life Insurance III	S-6189 CG (5/20) / May 1, 2020	S-6211 L (5/09) / May 1, 2009
RiverSource ® Signature One Variable Annuity	240192 CG (5/20) / May 1, 2020
RiverSource ® Signature Variable Annuity	43444 CG (5/20) / May 1, 2020
RiverSource ® Variable Second-To-Die Life Insurance	S-6196 W (5/08) / May 1, 2008	S-6185 R (5/08) / May 1, 2008
RiverSource Succession Select® Variable Life Insurance	S-6203 CF (4/19) / April 29, 2019
RiverSource ® Variable Universal Life Insurance	S-6194 CG (5/20) / May 1, 2020	S-6171 CF (4/19) / April 29, 2019
The following information describes changes to certain investment options offered under certain variable annuity contracts and variable life insurance policies listed above. Please retain this supplement with your latest printed prospectus for future reference. Except as modified in this supplement, all other terms and information contained in the prospectus remain in effect and unchanged.
Effective on November 30, 2020 (“Effective Date”), Cadence Capital Management LLC (“Cadence”) will resign its position as sub-adviser to the Third Avenue VST FFI Strategies Portfolio (“Portfolio”). On the Effective Date, Third Avenue Management LLC (“Adviser”) will assume portfolio management responsibilities for the portion of the Portfolio that was previously allocated to Cadence by the Adviser.
The following information will replace the current Funds’ description in the table in “The Variable Account and the Funds” section of the prospectus:
Investing In	Investment Objective and Policies	Investment Adviser
Third Avenue VST FFI Strategies Portfolio	Seeks long-term capital appreciation by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value.	Third Avenue Management LLC
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6194-5 (11/20)
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